SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity And Earnings Per Share

NOTE 13. SEMPRA ENERGY – SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE

The following table provides the per share computations for our earnings for years ended December 31. Basic earnings per common share (EPS) is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

EARNINGS PER SHARE COMPUTATIONS
(Dollars in millions, except per share amounts; shares in thousands)
	Years ended December 31,
	2011	2010	2009
Numerator:
Earnings/Income attributable to common shareholders	$1,331	$709	$1,119

Denominator:
Weighted-average common shares outstanding for basic EPS	239,720	244,736	243,339
Dilutive effect of stock options, restricted stock awards and
restricted stock units	1,803	3,206	4,045
Weighted-average common shares outstanding for diluted EPS	241,523	247,942	247,384

Earnings per share:
Basic	$5.55	$2.90	$4.60
Diluted	$5.51	$2.86	$4.52

The dilution from common stock options is based on the treasury stock method. Under this method, proceeds based on the exercise price plus unearned compensation and windfall tax benefits and minus tax shortfalls are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits are tax deductions we would receive upon the assumed exercise of stock options in excess of the deferred income taxes we recorded related to the compensation expense on the stock options. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. The calculation excludes options for which the exercise price on common stock was greater than the average market price during the period (out-of-the-money options). We had 2,083,275; 2,138,800 and 1,504,250 of such antidilutive stock options outstanding during 2011, 2010 and 2009, respectively.

During 2011 and 2010, respectively, we had 900 and 9,900 stock options outstanding that were antidilutive because of the unearned compensation and windfall tax benefits included in the assumed proceeds under the treasury stock method. There were no such antidilutive stock options outstanding during 2009.

The dilution from unvested restricted stock awards (RSAs) and restricted stock units (RSUs) is also based on the treasury stock method. Assumed proceeds equal to the unearned compensation and windfall tax benefits and minus tax shortfalls related to the awards and units are assumed to be used to repurchase shares on the open market at the average market price for the period. The windfall tax benefits or tax shortfalls are the difference between tax deductions we would receive upon the assumed vesting of RSAs or RSUs and the deferred income taxes we recorded related to the compensation expense on such awards and units. There were no antidilutive restricted stock awards or units from the application of unearned compensation in the treasury stock method in 2011, 2010 or 2009.

Each performance based RSU represents the right to receive between zero and 1.5 shares of Sempra Energy common stock based on Sempra Energy's four-year cumulative total shareholder return compared to the S&P 500 Utilities Index, as follows:

Four-Year Cumulative Total Shareholder Return Ranking versus S&P 500 Utilities Index(1)	Number of Sempra Energy Common Shares Received for Each Restricted Stock Unit(2)
75th Percentile or Above	1.5
50th Percentile	1
35th Percentile or Below	―
(1)	If Sempra Energy ranks at or above the 50th percentile compared to the S&P 500 Index, participants will receive a minimum of 1.0 share for each restricted stock unit.
(2)	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

RSAs have a maximum potential of 100 percent vesting. We include our performance based RSAs and RSUs in potential dilutive shares at zero to 100 percent and zero to 150 percent, respectively, to the extent that they currently meet the performance requirements for vesting, subject to the application of the treasury stock method. Due to market fluctuations of both Sempra Energy stock and the comparative index, dilutive RSA and RSU shares may vary widely from period-to-period. We include our service-based RSAs in potential dilutive shares at 100 percent.

RSUs and RSAs may be excluded from potential dilutive shares by the application of unearned compensation in the treasury stock method or because performance goals are currently not met. The maximum excluded RSUs and RSAs, assuming performance goals were met at maximum levels, were 4,109,717; 2,008,413, and 1,058,521 for the years ended December 31 2011, 2010 and 2009, respectively.

We are authorized to issue 750,000,000 shares of no-par-value common stock. In addition, we are authorized to issue 50,000,000 shares of preferred stock having rights, preferences and privileges that would be established by the Sempra Energy board of directors at the time of issuance.

Shares of common stock held by the ESOP were 153,625; 504,440 and 868,173 at December 31, 2011, 2010 and 2009, respectively. These shares are unallocated and therefore excluded from the computation of EPS.

Excluding shares held by the ESOP, common stock activity consisted of the following:

COMMON STOCK ACTIVITY

	2011	2010	2009
Common shares outstanding, January 1	240,447,416	246,507,865	243,324,281
Savings plan issuance	―	560,600	1,021,023
Shares released from ESOP	350,815	363,733	309,023
Stock options exercised	958,126	912,725	1,835,184
Restricted stock issuances	11,876	―	37,233
Restricted stock units vesting(1)	2,625	―	―
Shares repurchased	(1,836,177)	(8,108,579)	(396,046)
Common stock investment plan(2)	―	217,772	381,167
Shares forfeited and other	―	(6,700)	(4,000)
Common shares outstanding, December 31	239,934,681	240,447,416	246,507,865
(1)	Includes dividend equivalents.
(2)	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.

Our board of directors has the discretion to determine the payment and amount of future dividends.

COMMON STOCK REPURCHASE PROGRAMS

On September 11, 2007, our board of directors authorized the repurchase of additional shares of our common stock provided that the amounts expended for such purposes did not exceed the greater of $2 billion or amounts expended to purchase no more than 40 million shares. Purchases may include open-market and negotiated transactions, structured purchase arrangements, and tender offers.

In April 2008, we entered into a share repurchase program under which we prepaid $1 billion to repurchase shares of our common stock to be delivered later in 2008 in a share forward transaction. The $1 billion purchase price was recorded as a reduction in shareholders' equity, and we received 18,416,241 shares under the program during 2008 based on a final weighted average price of $54.30 per share.

In September 2010, we entered into a share repurchase program under which we prepaid $500 million to repurchase shares of our common stock in a share forward transaction. The program was completed in March 2011 with a total of 9,574,435 shares repurchased at an average price of $52.22 per share. Our outstanding shares used to calculate earnings per share were reduced by the number of shares repurchased when they were delivered to us, and the $500 million purchase price was recorded as a reduction in shareholders' equity upon its prepayment. We received 5,670,006 shares during the quarter ended September 30, 2010; 2,407,994 shares on October 4, 2010 and 1,496,435 shares on March 22, 2011.

These share repurchase programs are unrelated to share based compensation as described in Note 9.